Investment Objectives and Goals - NELSON SELECT ETF	Aug. 19, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: NELSON SELECT ETF
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Nelson Select ETF (the “Fund”) seeks to provide long-term capital appreciation.